     As filed with the Securities and Exchange Commission on August 18, 2003
                                                             File No. 333-101940
                                                                       811-06285

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [   ]
        Pre-Effective Amendment No.                              [   ]
                                    --------

        Post-Effective Amendment No.   1                         [ X ]
                                    --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
        Amendment No.    145                                     [ X ]
                      ---------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485
      -----

        X    on September 5, 2003, pursuant to paragraph (b) of Rule 485
      -----

             60 days after filing pursuant to paragraph (a)(1) of Rule 485
      -----

             on _____, pursuant to paragraph (a)(1) of Rule 485
      -----

             this post-effective amendment designates a new effective date for ----- a previously filed post-effective amendment.

Pursuant to rule 24f-2(a)(1) under the Investment Company Act of 1940, the registrant has registered an indefinite amount of securities.

The purpose of this Post-Effective Amendment No. 1 to the registration statement on Form N-4 (File No. 333-101940) is to supplement all Prospectuses contained in this registration statement.

The Prospectus and Statement of Additional Information (including all financial statements therein) for Series III of the Putnam Hartford Capital Manager Edge variable annuity is incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 1, by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 (File No. 333-101940), as filed on April 7, 2003, and declared effective on May 1, 2003.

A supplement to the Prospectus mentioned above is included in Part A of this Post-Effective Amendment.

                                     Part A

     SUPPLEMENT DATED SEPTEMBER 5, 2003 TO YOUR PROSPECTUS DATED MAY 1, 2003

The following is added to the sub-section of the prospectus entitled "What Annuity Payout Options are available?" in the "Highlights" section of the prospectus and to the sub-section of the prospectus entitled "Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?" in the "Annuity Payouts" section of the prospectus:

          You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

The following is added to the discussion of the Asset Protection Death Benefit in the "Death Benefit" section of the prospectus:

          Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

The following is added to the second to last paragraph under "Abusive Transfers" in the sub-section of the prospectus entitled "Can I transfer from one Sub-Account to another?" in "The Contract" section of the prospectus:

          If you purchase your Contract in Oregon, we may limit your total number of transfers to 1 transfer every 30 days, submitted in writing.

The following replaces the first sentence in the first paragraph under the sub-section entitled "How is the Death Benefit paid?" in the "Death Benefit" section of the prospectus:

          The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4270
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                                     Part C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)  (1)(a) Resolution of the Board of Directors of Hartford Life
                 Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  (1)(b) Resolution of the Board of Directors of Hartford Life
                 Insurance Company ("Hartford") authorizing the re-designation of the Separate Account.(2)

          (2)    Not applicable.

          (3)    (a)   Principal Underwriter Agreement.(3)

          (3)    (b)   Form of Dealer Agreement.(3)

          (4)    Form of Individual Flexible Premium Variable Annuity
                 Contract.(4)

          (5)    Form of Application.(4)

          (6)    (a)   Certificate of Incorporation of Hartford.(5)

          (6)    (b)   Bylaws of Hartford.(6)

          (7)    Not applicable.

          (8)    Form of Fund Participation Agreement.(7)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

          (10)   (a) Consent of Deloitte & Touche LLP.

----------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69439, filed on April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101938, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement, File No. 333-69485, filed on April 9, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on August 25, 2000.

                 (b) Consent of Arthur Andersen LLP.(8)

          (11)   No financial statements are omitted.

          (12)   Not applicable.

          (13)   Not applicable.

          (14)   Not applicable.

          (15)   Copy of Power of Attorney.

          (16)   Organizational Chart.(9)

Item 25.  Directors and Officers of the Depositor

----------------------- --------------------------------------------------------
NAME                    POSITION WITH HARTFORD
----------------------- --------------------------------------------------------
David A. Carlson        Vice President, Director*
----------------------- --------------------------------------------------------
Kristine L. Curcio      Vice President and Actuary
----------------------- --------------------------------------------------------
Bruce W. Ferris         Vice President
----------------------- --------------------------------------------------------
Timothy M. Fitch        Senior Vice President and Actuary
----------------------- --------------------------------------------------------
Mary Jane B. Fortin     Senior Vice President
----------------------- --------------------------------------------------------
Lois W. Grady           Executive Vice President
----------------------- --------------------------------------------------------
Ryan Johnson            Vice President
----------------------- --------------------------------------------------------
Stephen T. Joyce        Senior Vice President
----------------------- --------------------------------------------------------
Michael D. Keeler       Senior Vice President
----------------------- --------------------------------------------------------
Kristine J. Kelliher    Vice President
----------------------- --------------------------------------------------------
Patrice Kelly-Ellis     Senior Vice President
----------------------- --------------------------------------------------------
Robert A. Kerzner       Executive Vice President, Director*
----------------------- --------------------------------------------------------
David N. Levenson       Senior Vice President
----------------------- --------------------------------------------------------
Joseph F. Mahoney       Vice President
----------------------- --------------------------------------------------------
Thomas M. Marra         President, Chief Executive Officer and Chairman of the
                        Board, Director*
----------------------- --------------------------------------------------------

----------

(8) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

(9) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923, filed on April 7, 2003.

----------------------- --------------------------------------------------------
NAME                    POSITION WITH HARTFORD
----------------------- --------------------------------------------------------
Ernest M. McNeill, Jr.  Vice President & Chief Accounting Officer
----------------------- --------------------------------------------------------
Tom Nassiri             Vice President
----------------------- --------------------------------------------------------
Joseph J. Noto          Vice President
----------------------- --------------------------------------------------------
Marianne O'Doherty      Vice President and Assistant General Counsel
----------------------- --------------------------------------------------------
Craig R. Raymond        Senior Vice President and Chief Actuary
----------------------- --------------------------------------------------------
Christine Hayer Repasy  Senior Vice President, General Counsel and Corporate
                        Secretary, Director*
----------------------- --------------------------------------------------------
Michael J. Roscoe       Vice President and Actuary
----------------------- --------------------------------------------------------
Martin A. Swanson       Vice President
----------------------- --------------------------------------------------------
Andrew J. Waggoner      Vice President
----------------------- --------------------------------------------------------
John C. Walters         Executive Vice President, Director*
----------------------- --------------------------------------------------------
Eric H. Wietsma         Vice President
----------------------- --------------------------------------------------------
Lizabeth H. Zlatkus     Executive Vice President and Chief Financial Officer,
                        Director*
----------------------- --------------------------------------------------------
David M. Znamierowski   Senior Vice President and Chief Investment Officer,
                        Director*
----------------------- --------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

* Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 24(b)(16).

Item 27.  Number of Contract Owners

          As of June 30, 2003, there were 188,016 Contract Owners.

Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b).
Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;

(b)  enabled the director or an associate to receive an improper personal gain;

(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One

               Hartford Life Insurance Company - Separate Account Two Hartford Life Insurance Company - Separate Account Two
                   (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two
                   (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two
                   (QP Variable Account)
               Hartford Life Insurance Company - Separate Account Two
                   (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two
                   (NQ Variable Account)
               Hartford Life Insurance Company - Separate Account Ten Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven Hartford Life Insurance Company - Separate Account Eleven Hartford Life and Annuity Insurance Company - Separate
                   Account One
               Hartford Life and Annuity Insurance Company - Separate
                   Account Ten
               Hartford Life and Annuity Insurance Company - Separate
                   Account Three
               Hartford Life and Annuity Insurance Company - Separate
                   Account Five
               Hartford Life and Annuity Insurance Company - Separate
                   Account Six
               Hartford Life and Annuity Insurance Company - Separate
                   Account  Seven
               Hart Life Insurance Company - Separate Account One
               Hart Life Insurance Company - Separate Account Two American Maturity Life Insurance Company - Separate
                   Account AMLVA
               American Maturity Life Insurance Company - Separate
                   Account One
               Servus Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

                                        POSITIONS AND OFFICES
               NAME                       WITH UNDERWRITER
               ----                     ----------------------
               David A. Carlson              Vice President
               Bruce W. Ferris               Vice President
               George R. Jay                 Controller
               Stephen T. Joyce              Vice President
               Ryan Johnson                  Vice President
               Thomas M. Marra               President, Chief Executive
                                             Officer and Chairman of the
                                             Board, Director
               Christine Hayer Repasy        Senior Vice President, General
                                             Counsel and Corporate Secretary
               Martin A. Swanson             Vice President
               John C. Walters               Executive Vice President, Director
               Lizabeth H. Zlatkus           Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

               The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 15th day of August, 2003.

  HARTFORD LIFE INSURANCE COMPANY -
  SEPARATE ACCOUNT TEN
        (Registrant)

By:  Thomas M. Marra                            *By: /s/ Christopher M. Grinnell
     -----------------------------------             ---------------------------
     Thomas M. Marra, President, Chief                   Christopher M. Grinnell
     Executive Officer and Chairman of                   Attorney-in-Fact
     the Board*

  HARTFORD LIFE INSURANCE COMPANY
         (Depositor)

By:  Thomas M. Marra
     -----------------------------------
     Thomas M. Marra, President, Chief
     Executive Officer and Chairman of
     the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Vice President, Director*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,     *By: /s/ Christopher M. Grinnell
     Director*                                       ---------------------------
John C. Walters, Executive Vice President,               Christopher M. Grinnell
     Director*                                           Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President
     and Chief Financial Officer, Director*       Date: August 15, 2003
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-101940

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

(10)(a) Consent of Deloitte & Touche LLP.

(15) Copy of Power of Attorney.